Application of new and revised IFRS as issued by the IASB (Tables)	12 Months Ended
Dec. 31, 2023
Application of new and revised IFRS as issued by the IASB
Schedule of amendments to IFRS and new interpretations issued by the IASB effective for current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023
Amendments to IAS 12 “International Tax Reform—Pillar Two Model Rules”	May 23, 2023

Schedule of new and revised standards, amendments and interpretations in issue but not yet effective

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
IFRS16 “Requirements for Sale and Leaseback Transactions”	January 1, 2024
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants”	January 1, 2024
Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangement”	January 1, 2024
Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025